Accrued expenses and other liabilities (Details) ¥ in Thousands, $ in Thousands		Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Accrued Expenses And Other Liabilities [Abstract]
Deferred service fee			¥ 67,485	¥ 54,762
Compensation payable related to guarantee obligation on borrowers' defaults			21,912
Deferred government grants			19,000
Notes payable	[1]		20,000
Professional service fees payable			8,414	16,782
Payroll payable			7,209	21,655
Investment consideration payable			4,728	35,000
Payable related to other services			3,332	10,442
Payable to asset management companies for funds received from customers			2,775	3,516
Others			423	15,305
Interest payable			2,667
Total		$ 22,686	¥ 157,945	¥ 157,462

[1]	Notes payable was pledged with restricted cash of US$3,200 for the balance as of December 31, 2019.